INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry-forward	$ 9,259	$ 6,768
Valuation allowance	$ (9,259)	$ (6,768)